Loans and advances to customers - Loans and Advances to Banks, Customers, and of Debt Securities (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	£ 4,796
Allowance account for credit losses of financial assets at end of period	5,028		£ 4,796
Net carrying amount	431,645		435,627
Charge/(credit) for methodology and model changes in financial assets	(3)	£ 2	(63)
Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	4,475	3,804	3,804
Exchange and other adjustments	74		110
Impact of transfers between stages	431		846
Other changes in credit quality	391		438
Additions and repayments	(144)		36
Disposals and derecognition	(60)
Charge to the income statement	678		1,320
Advances written off	(554)		(941)
Recoveries of advances written off in previous years	90		182
Allowance account for credit losses of financial assets at end of period	4,703		4,475
Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	440,102	434,633	434,633
Allowance account for credit losses of financial assets at beginning of period	4,475
Exchange and other adjustments	(1,067)		(1,559)
Impact of transfers between stages	0		0
Additions and repayments	363		7,787
Disposals and derecognition	(2,586)
Advances written off	(554)		(941)
Recoveries of advances written off in previous years	90		182
Loans and advances to customers, ending balance	436,348		440,102
Allowance account for credit losses of financial assets at end of period	4,703		4,475
Net carrying amount	£ 431,645		£ 435,627
Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	1.10%		1.00%
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	£ 0		£ 0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0		0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0		0
Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	431		846
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	0		0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	0		0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	0		0
Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	816
Allowance account for credit losses of financial assets at end of period	897		816
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	678	909	909
Exchange and other adjustments	0		1
Impact of transfers between stages	19		(17)
Other changes in credit quality	25		(312)
Additions and repayments	37		97
Disposals and derecognition	(1)
Charge to the income statement	81		(232)
Allowance account for credit losses of financial assets at end of period	758		678
Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	273		176
Stage 1 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(59)		(66)
Stage 1 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(7)		(8)
Stage 1 | Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(188)		(119)
Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,970
Allowance account for credit losses of financial assets at end of period	1,958		1,970
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,792	1,112	1,112
Exchange and other adjustments	0		1
Impact of transfers between stages	98		507
Other changes in credit quality	(10)		84
Additions and repayments	(86)		88
Disposals and derecognition	(18)
Charge to the income statement	2		679
Allowance account for credit losses of financial assets at end of period	1,776		1,792
Stage 2 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(268)		(167)
Stage 2 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	119		135
Stage 2 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(171)		(158)
Stage 2 | Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	418		697
Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,757
Allowance account for credit losses of financial assets at end of period	1,898		1,757
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,752	1,573	1,573
Exchange and other adjustments	55		43
Impact of transfers between stages	314		356
Other changes in credit quality	302		617
Additions and repayments	(58)		(91)
Disposals and derecognition	(7)
Charge to the income statement	558		882
Advances written off	(554)		(928)
Recoveries of advances written off in previous years	90		182
Allowance account for credit losses of financial assets at end of period	1,894		1,752
Stage 3 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(5)		(9)
Stage 3 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(60)		(69)
Stage 3 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	178		166
Stage 3 | Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	201		268
POCI
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	253
Allowance account for credit losses of financial assets at end of period	275		253
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	253	210	210
Exchange and other adjustments	19		65
Other changes in credit quality	74		49
Additions and repayments	(37)		(58)
Disposals and derecognition	(34)
Charge to the income statement	37		(9)
Advances written off	0		(13)
Recoveries of advances written off in previous years	0		0
Allowance account for credit losses of financial assets at end of period	275		253
Stage 1
Disclosure of financial assets [line items]
Charge/(credit) for methodology and model changes in financial assets	(2)		2
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	362,766	382,366	382,366
Allowance account for credit losses of financial assets at beginning of period	678
Exchange and other adjustments	(1,046)		(1,574)
Impact of transfers between stages	(6,326)		(27,795)
Additions and repayments	4,534		9,769
Disposals and derecognition	(1,202)
Loans and advances to customers, ending balance	358,726		362,766
Allowance account for credit losses of financial assets at end of period	758		678
Net carrying amount	£ 357,968		£ 362,088
Stage 1 | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	0.20%		0.20%
Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	£ 12,802		£ 8,329
Stage 1 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	(18,673)		(34,889)
Stage 1 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	(455)		(1,235)
Stage 2
Disclosure of financial assets [line items]
Charge/(credit) for methodology and model changes in financial assets	(3)		11
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	60,103	34,884	34,884
Allowance account for credit losses of financial assets at beginning of period	1,792
Exchange and other adjustments	(16)		24
Impact of transfers between stages	4,751		24,508
Additions and repayments	(2,873)		687
Disposals and derecognition	(547)
Loans and advances to customers, ending balance	61,418		60,103
Allowance account for credit losses of financial assets at end of period	1,776		1,792
Net carrying amount	£ 59,642		£ 58,311
Stage 2 | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	2.90%		3.00%
Stage 2 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	£ (12,788)		£ (8,256)
Stage 2 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	19,174		35,291
Stage 2 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	(1,635)		(2,527)
Stage 3
Disclosure of financial assets [line items]
Charge/(credit) for methodology and model changes in financial assets	2		(47)
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	7,611	6,406	6,406
Allowance account for credit losses of financial assets at beginning of period	1,752
Exchange and other adjustments	(2)		(21)
Impact of transfers between stages	1,575		3,287
Additions and repayments	(771)		(1,315)
Disposals and derecognition	(94)
Advances written off	(554)		(928)
Recoveries of advances written off in previous years	90		182
Loans and advances to customers, ending balance	7,855		7,611
Allowance account for credit losses of financial assets at end of period	1,894		1,752
Net carrying amount	£ 5,961		£ 5,859
Stage 3 | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	24.10%		23.00%
Stage 3 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	£ (14)		£ (73)
Stage 3 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	(501)		(402)
Stage 3 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	2,090		3,762
POCI
Disclosure of financial assets [line items]
Charge/(credit) for methodology and model changes in financial assets	0		(29)
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	9,622	£ 10,977	10,977
Allowance account for credit losses of financial assets at beginning of period	253
Exchange and other adjustments	(3)		12
Additions and repayments	(527)		(1,354)
Disposals and derecognition	(743)
Advances written off	0		(13)
Recoveries of advances written off in previous years	0		0
Loans and advances to customers, ending balance	8,349		9,622
Allowance account for credit losses of financial assets at end of period	275		253
Net carrying amount	£ 8,074		£ 9,369
POCI | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	3.30%		2.60%